Goodwill and Other Intangible Assets - Summary of Key Assumptions, Change In Retail Segment Recoverable Amount (Detail) - North America Retail [Member]	Dec. 31, 2020 USD ($)
Disclosure Of Key Assumptions Used In Calculating Recoverable Amount [Line Items]
Percentage of recoverable carrying amount	13.00%
Recoverable amount exceeds its carrying amount	$ 1,700,000,000.0